Leases - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Rental expense charged for short-term leases	$ 533	$ 755
Rental expense charged for low value leases	55	58
Rental expense charged for variable leases	2,848	1,898
Future cash outflows for leases not yet commenced	$ 52,292	$ 59,827